OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS
Cash in hand and at bank	$ 483.4	$ 402.0